LEASES - Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 30,413
Variable lease cost	7,776
Lease cost	38,189
Short-term lease cost	$ 2,200
Schedule of Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the combined balance sheet to the total amounts shown in the combined statement of cash flows:

	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
	(In thousands)
Cash and cash equivalents	$839,796	$884,975	$757,202	$521,416
Restricted cash included in other current assets	527	1,441	2,737	204
Restricted cash included in other assets	409	420	—	10,548
Total cash and cash equivalents and restricted cash as shown on the combined statement of cash flows	$840,732	$886,836	$759,939	$532,168

Sublease income	$ 7,600
Cost of sales
Lessee, Lease, Description [Line Items]
Operating lease cost	547
Variable lease cost	83
Selling and marketing expense
Lessee, Lease, Description [Line Items]
Operating lease cost	10,613
Variable lease cost	1,573
General and administrative expense
Lessee, Lease, Description [Line Items]
Operating lease cost	17,751
Variable lease cost	5,729
Product development expense
Lessee, Lease, Description [Line Items]
Operating lease cost	1,502
Variable lease cost	$ 391